Financial instruments - Liquidity risk - Additional (Details) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about financial instruments
Maximum amount of term debt maturing in any 12-month period | $		$ 2.0
Weighted average maturity of gross debt portfolio to be maintained	5 years
Derivative financial liabilities	£ 185		£ 147
Current derivative financial liabilities	59		16
Non-current derivative financial liabilities	126		131
Derivative financial assets	74		81
Current derivative financial assets	35		34
Non-current derivative financial assets	39		47
Committed bank facility	2,400	$ 3.0
Hedging instruments | Fair value hedges
Disclosure of detailed information about financial instruments
Derivative financial liabilities	162		130
Derivative financial assets	21		19
Hedging instruments | Cash flow hedges
Disclosure of detailed information about financial instruments
Derivative financial liabilities	15		14
Derivative financial assets	43		53
Instruments not designated as hedges
Disclosure of detailed information about financial instruments
Derivative financial liabilities	8		3
Derivative financial assets	£ 10		£ 9